SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 1,184,616	$ 1,792,525	$ 5,980,847	$ 10,200,957
Product [Member] | Nonrelated Party [Member]
Revenues
Total revenues	102,018	1,221,803	2,346,474	7,439,899
Product [Member] | Related Party [Member]
Revenues
Total revenues	136,548	134	515,756	6,270
Revenue Share [Member] | Related Party [Member]
Revenues
Total revenues	946,050	570,588	3,118,617	2,754,788
Revenue Share [Member] | Related Party Excluding AI Service Sharing and Intelligent Information Service [Member]
Revenues
Total revenues	756,008	570,588
Intelligent Information Service [Member] | Related Party [Member]
Revenues
Total revenues	157,382
AI Service Sharing [Member] | Related Party [Member]
Revenues
Total revenues	$ 32,660
Product Revenue [Member]
Revenues
Total revenues			2,346,474	7,439,899
Product Revenue Related Party [Member]
Revenues
Total revenues			515,756	6,270
Revenue Share Related Party [Member]
Revenues
Total revenues			2,895,956	2,754,788
Intelligent Information Service Related Party [Member]
Revenues
Total revenues			$ 222,661